                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Coatue Management, LLC
Address: 126 East 56th Street
         New York, New York 10022

Form 13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Phillipe P. Laffont
Title:   Investment Manager
Phone:   (212) 715-5100

Signature, Place, and Date of Signing:

         /s/Phillipe Laffont     New York, N.Y.        2/7/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $153,000,303.90
                                            [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----

ACCENTURE LTD        Class A  G1150G111     6,452,724     239,700             Sole         None      Sole
AKAMAI TECHNOLOGIES
  INC                Common   00971T101     1,413,720     238,000             Sole         None      Sole
AMDOCS LTD           Ordinary G02602103     7,177,861     211,300             Sole         None      Sole
AOL TIME WARNER INC  Common   00184A105    12,198,000     380,000             Sole         None      Sole
ARIBA INC            Common   04033V104     5,664,428     919,550             Sole         None      Sole
AT&T CORP            Common   001957109     5,949,920     328,000             Sole         None      Sole
AVANEX CORP          Common   05348W109     1,003,000     170,000             Sole         None      Sole
CENTILLIUM
  COMMUNICATIONS
  INC                Common   152319109     1,017,870     129,500             Sole         None      Sole
CHECK POINT
  SOFTWARE TECH.
  LTD                Ordinary M22465104     2,201,928      55,200             Sole         None      Sole
CISCO SYSTEMS,
  INC                Common   17275R102     7,397,935     408,500             Sole         None      Sole
COMCAST CP
  CL-A SPECIAL       Class A  200300200     3,643,200     101,200             Sole         None      Sole
COREL CORP           Common   21868Q109    507,444.40     267,076             Sole         None      Sole
DSL.NET INC          Common   262506108       226,800     180,000             Sole         None      Sole
ECHOSTAR
  COMMUNICATIONS
  CORP               Class A  278762109     9,858,983     358,900             Sole         None      Sole
INFORMATICA CORP     Common   45666Q102     5,595,056     385,600             Sole         None      Sole
INRANGE TECHNOLOGIES
  CORP               Class B  45769V206     1,037,400      84,000             Sole         None      Sole
LEVEL 3
  COMMUNICATIONS
  INC                Common   52729N100     2,391,500     478,300             Sole         None      Sole
LINEAR TECHNOLOGY
  CORP               Common   535678106     4,196,800     107,500             Sole         None      Sole
LOUDCLOUD, INC       Common   545735102       911,600     215,000             Sole         None      Sole
MAXIM INTEGRATED
  PRODUCTS INC       Common   57772K101     3,334,385      63,500             Sole         None      Sole
MICROSOFT CORP.      Common   594918104     2,981,250      45,000             Sole         None      Sole
NETWORK PLUS CORP    Common   64122D506       376,072     324,200             Sole         None      Sole
NOKIA CORP SPON ADR  ADR      654902204     6,991,050     285,000             Sole         None      Sole




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OPLINK COMMUNICATIONS
  INC                Common   68375Q106       214,890     114,000             Sole         None      Sole
ORACLE CORPORATION   Common   68389X105     7,181,891     520,050             Sole         None      Sole
PMC-SIERRA INC       Common   69344F106     4,088,298     192,300             Sole         None      Sole
RCN CORP             Common   749361101     1,310,296     447,200             Sole         None      Sole
SAMSUNG ELECTRONICS
  CO.                GDR      796050888     4,047,000      35,500             Sole         None      Sole
SBC COMMUNICATIONS
  INC                Common   78387G103     6,568,809     167,700             Sole         None      Sole
SECURE COMPUTING
  CORP               Common   813705100     2,938,650     143,000             Sole         None      Sole
SONUS NETWORKS INC   Common   835916107     1,467,312     317,600             Sole         None      Sole
SPRINT CORP
  (PCS GRP)          Common   852061506     4,611,049     188,900             Sole         None      Sole
STORAGENETWORKS
  INC.               Common   86211E103       979,530     158,500             Sole         None      Sole
TECH DATA CORP       CMN      878237106     5,414,328     125,100             Sole         None      Sole
TERRA NETWORKS SA    American
                     Depository
                     Shares   88100W103     3,545,435     450,500             Sole         None      Sole
TEXAS INSTRUMENTS
  INC.                        882508104     3,136,000     112,000             Sole         None      Sole
TRIQUINT
  SEMICONDUCTOR
  INC.               Common   89674K103     4,205,180     343,000             Sole         None      Sole
VIACOM INC
  CL-B COMMON        Class B  925524308     5,858,705     132,700             Sole         None      Sole
WEBEX COMMUNICATIONS
  INC                Common   94767L109     1,647,555      66,300             Sole         None      Sole
XILINX
  INCORPORATED       Common   983919101     4,256,450     109,000             Sole         None      Sole





















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